Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 14,548	$ 12,814	$ 12,959
Cost of sales	(9,875)	(8,692)	(8,714)
Gross profit	4,673	4,122	4,245
Operating expenses	(2,939)	(2,811)	(2,946)
Operating earnings before other expenses, net	1,734	1,311	1,299
Other expenses, net	(116)	(1,767)	(334)
Operating earnings (loss)	1,618	(456)	965
Financial expense	(662)	(777)	(711)
Financial income and other items, net	(78)	(118)	(65)
Share of profit of equity accounted investees	54	49	49
Earnings (loss) before income tax	932	(1,302)	238
Income tax	(144)	(45)	(157)
Net income (loss) from continuing operations	788	(1,347)	81
Discontinued operations	(10)	(99)	98
CONSOLIDATED NET INCOME (LOSS)	778	(1,446)	179
Non-controlling interest net income	25	21	36
CONTROLLING INTEREST NET INCOME (LOSS)	$ 753	$ (1,467)	$ 143
Basic earnings (loss) per share	$ 0.0171	$ (0.0332)	$ 0.0031
Basic earnings (loss) per share from continuing operations	0.0173	(0.0310)	0.0010
Diluted earnings (loss) per share	0.0168	(0.0332)	0.0031
Diluted earnings (loss) per share from continuing operations	$ 0.0170	$ (0.0310)	$ 0.0010